SHARE-BASED COMPENSATION PLAN - Amounts recognized in the financial Statements (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SHARE-BASED COMPENSATION PLAN
Provision for phantom stock plan, Balance sheet effect, Non-current liabilities	R$ 166,998	R$ 195,135
Stock options granted, Balance sheet effect, Equity	15,455	10,612
Provision for phantom stock plan, Income statement effect	(94,897)	(151,985)	R$ (46,389)
Stock options granted, Income statement effect	(4,843)	(4,633)	(879)
Total general and administrative expenses from share-based transactions	R$ (99,740)	R$ (156,618)	R$ (47,268)
PSO | Minimum
SHARE-BASED COMPENSATION PLAN
Total shareholder return	75.00%
PSO | Maximum
SHARE-BASED COMPENSATION PLAN
Total shareholder return	125.00%